Trade and Other Receivables and Prepayments, Net (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables and prepayments

		December 31,
		2018	2017
	Note	US$ in millions
Trade receivables		$461	$348
Less: provision for credit losses		(94)	(111)
Trade receivables, net	(a)	367	237
Other receivables		60	12
Prepayments		56	36
Deferred rent		81	77
Less: amortization of deferred rent		(46)	(43)
provision for doubtful deferred rent		(4)	(3)
Prepayments, net		87	67
Trade and other receivables and prepayments, net		514	316
Less: non-current portion:
prepayments		(18)	(4)
deferred rent		(19)	(19)
		(37)	(23)
Current portion		$477	$293

Trade and other receivables by currency	The trade and other receivables, net of provision for credit losses, are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$341	$210
MOP	29	37
US$	57	2
	$427	$249

Trade receivables aging
The aging analysis of trade receivables, net of provision for credit losses, is as follows:

	December 31,
	2018	2017
	US$ in millions
0 - 30 days	$236	$171
31 - 60 days	39	32
61 - 90 days	28	21
Over 90 days	64	13
	$367	$237

Exposure to credit risk for trade receivables
The following table provides information about the exposure to credit risk for trade receivables which are assessed based on the provision matrix as at December 31, 2018, within lifetime ECL.

		Trade receivables
		US$ in millions
Provision matrix - debtors’ aging	Average loss rate
Current (not past due)	—	$86
Past due 1-90 days	2% - 10%	102
Past due 91-360 days	15% - 25%	56
Past due over 360 days	50% - 100%	50
		$294

Movements of lifetime expected credit losses
The following table shows the movement in lifetime ECL that has been recognized for trade receivables under the simplified approach.

Year ended
December 31, 2018
US$ in millions
At beginning of year	$111
Provision for expected credit losses, net	7
Amounts written-off	(24)
At end of year	$94

Analysis of age of financial assets that are past due but not impaired
The aging analysis of these trade receivables that were past due but not impaired based on the original terms is as follows:

Year ended
December 31, 2017
US$ in millions
Past due 1 - 30 days	$34
Past due 31 - 60 days	21
Past due 61 - 90 days	4
Past due over 90 days	15
$74

Analysis of age of financial assets that are past due and impaired	The aging of these past due receivables is as follows:

December 31, 2017
US$ in millions
Past due 1 - 30 days	$1
Past due 31 - 60 days	14
Past due 61 - 90 days	6
Past due over 90 days	115
$136

Movements of provision of doubtful trade receivables
Movements of provision of doubtful trade receivables for the year ended December 31, 2017 are as follows:

December 31, 2017
US$ in millions
At beginning of year	$169
Provision for doubtful account, net	1
Amounts written-off	(58)
Exchange difference	(1)
At end of year	$111